STOCKHOLDERS' EQUITY (DEFICIT) (Details)	12 Months Ended
Dec. 31, 2024 USD ($) shares
STOCKHOLDERS' DEFICIT:
Number of shares sold | shares	1,662,012,341
Total proceeds, net of discounts	$ 1,666,019,121
Net Proceeds	$ 3,679,027